Intangible assets and Goodwill - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment loss of goodwill	$ 8,011	$ 0	$ 0
SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Impairment loss of goodwill	$ 8,000
Goodwill and intangible assets | Perpetual growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.01
Goodwill and intangible assets | Perpetual growth rate | DoubleDown Interactive Co., Ltd.
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.01
Goodwill and intangible assets | Perpetual growth rate | SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.010
Goodwill and intangible assets | Discount rate, measurement input | DoubleDown Interactive Co., Ltd.
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.111
Goodwill | Perpetual growth rate | SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.01
Goodwill | Discount rate, measurement input | SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.163